FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis
		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Term deposits	116,284	—	116,284	—
Restricted Cash	3,767	—	3,767	—
Equity investment in NQ Guotai (Note 7)	18,762	—	—	18,762
Total	138,813	—	120,051	18,762

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Term deposits	103,331	—	103,331	—
Equity investment in NQ Guotai (Note 7)	16,402	—	—	16,402
Total	119,733	—	103,331	16,402

Summary of Changes in Fair Value of Level 3 Assets
US$
Balance as of January 1, 2013	—
Capital injection in NQ Guotai	16,402
Total gain or losses included in earnings from equity investment in NQ Guotai	—
Settlements	—
Foreign exchange adjustment	—
Balance as of January 1, 2014	16,402

Total gain or losses included in earnings from equity investment in NQ Guotai	2,411
Settlements	—
Foreign exchange adjustment	(51)
Balance as of January 1, 2014	18,762